united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin Wolf, Ultimus Fund Solutions, LLC
80 Arkay Drive, Hauppauge, NY 11788
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	3/31

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Hodges Blue Chip Equity Income Fund

Retail (HDPBX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hodges Blue Chip Equity Income Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$70	1.32%

How did the Fund perform during the reporting period?

The Hodges Blue Chip Equity Income Fund was up 12.13% in the six months ending September 30, 2024, compared to 9.87% for its benchmark, the Russell 1000 Total Return Index. The Blue Chip Fund's one year return amounted to 36.59% compared to 35.68% for the Russell 1000 Total Return Index. Positive relative performance in the recent quarter and year-to-date period was attributed to stock selection and sector allocation. Vistra (VST) and Walmart (WMT) were among the top stocks contributing to the Fund's recent relative performance.

We believe the current investment landscape offers ample opportunities among high-quality, dividend-paying stocks with solid upside potential. We expect underleveraged balance sheets and corporate profits across most blue-chip stocks to support stable dividends over the next several years. The Blue Chip Equity Income Fund remains well-diversified in companies that we believe can generate above-average income and total returns on a risk-adjusted basis. The number of positions held in the Fund at the end of the recent quarter was 28. The top ten holdings at the end of the quarter represented 49.58% of the Fund's holdings and included Apple Inc (AAPL), Nvidia (NVDA), Walmart Inc (WMT), Microsoft Corp (MSFT), Caterpillar Inc (CAT), Taiwan Semiconductor (TSM), Broadcom Inc (AVGO), Morgan Stanley (M.S.), Exxon Mobil Corp (XOM), and Amazon.com Inc (AMZN).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Blue Chip Equity Income Fund
S&P 500® Index
Russell 1000® Total Return Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$35,098
$34,257
$29,760
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Hodges Blue Chip Equity Income Fund	S&P 500® Index	Russell 1000® Total Return Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,296	$9,939	$9,939
Sep-2016	$9,888	$11,472	$11,423
Sep-2017	$12,027	$13,607	$13,540
Sep-2018	$13,887	$16,044	$15,946
Sep-2019	$14,385	$16,727	$16,563
Sep-2020	$16,501	$19,260	$19,215
Sep-2021	$19,762	$25,040	$25,165
Sep-2022	$17,519	$21,165	$20,833
Sep-2023	$21,787	$25,741	$25,248
Sep-2024	$29,760	$35,098	$34,257

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Blue Chip Equity Income Fund	12.13%	36.59%	15.65%	11.52%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 1000® Total Return Index	9.87%	35.68%	15.64%	13.10%

Fund Statistics

Net Assets	$39,621,186
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$116,769
Portfolio Turnover	31%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Money Market Funds	1.3%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.3%
Utilities	3.0%
Consumer Discretionary	3.8%
Health Care	5.9%
Energy	8.4%
Industrials	13.2%
Consumer Staples	13.2%
Financials	19.8%
Technology	31.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.1%
NVIDIA Corporation	6.9%
Walmart, Inc.	5.5%
Microsoft Corporation	5.4%
Caterpillar, Inc.	4.4%
Taiwan Semiconductor Manufacturing Company Ltd.	4.4%
Broadcom, Inc.	4.4%
Morgan Stanley	3.9%
Exxon Mobil Corporation	3.8%
Amazon.com, Inc.	3.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Hodges Blue Chip Equity Income Fund - Retail (HDPBX)

Retail (HDPBX)

Semi-Annual Shareholder Report - September 30, 2024

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HDPBX

Hodges Fund

Retail (HDPMX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hodges Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$59	1.18%

How did the Fund perform during the reporting period?

The Hodges Fund's six-month return amounted to a loss of -1.06% compared to a gain of 10.42% for the S&P 500 Index. The one-year return for the period ending September 30, 2024, amounted to a gain of 23.61% compared to an increase of 36.35% for the S&P 500 Index. Over the year, underperformance has been attributed to the portfolio's underweight exposure to the seven largest momentum stocks in the S&P 500. The Hodges Fund's turnover was average in the recent quarter as we have carefully updated the portfolio holdings, moving into stocks that we believe offer above-average returns relative to their downside risks over the next twelve to eighteen months.

The Hodges Fund's portfolio managers remain focused on investments where we have the highest conviction based on fundamentals and relative valuations. The number of positions held in the Fund at the end of the recent quarter was 41. On September 30, 2024, the top ten holdings represented 45.70% of the Fund's holdings. They included Uber Technologies (UBER), Texas Pacific Land Corp (TPL), Matador Resources Co (MTDR), DraftKings Inc (DKNG), Freeport McMoran Inc (FCX), Norwegian Cruise Line Holdings (NCLH), SharkNinja, Inc. (SN), On Holding (ONON), Wynn Resorts (WYNN), and Nvidia Corp (NVDA).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Fund
S&P 500® Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$35,098
$20,273
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Hodges Fund	S&P 500® Index
Sep-2014	$10,000	$10,000
Sep-2015	$8,589	$9,939
Sep-2016	$10,691	$11,472
Sep-2017	$12,005	$13,607
Sep-2018	$13,045	$16,044
Sep-2019	$10,434	$16,727
Sep-2020	$10,862	$19,260
Sep-2021	$17,553	$25,040
Sep-2022	$12,605	$21,165
Sep-2023	$16,400	$25,741
Sep-2024	$20,273	$35,098

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Fund	-1.06%	23.61%	14.21%	7.32%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%

Fund Statistics

Net Assets	$176,330,684
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$700,365
Portfolio Turnover	41%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.2%
Money Market Funds	2.8%
Purchased Options	4.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.0%
Health Care	2.0%
Money Market Funds	2.8%
Financials	2.9%
Equity Option	4.0%
Real Estate	6.0%
Industrials	6.8%
Energy	8.7%
Communications	8.9%
Materials	12.0%
Technology	18.1%
Consumer Discretionary	28.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc.	6.4%
Texas Pacific Land Corporation	6.0%
Matador Resources Company	5.6%
DraftKings, Inc., Class A	5.0%
Freeport-McMoRan, Inc.	4.2%
Norwegian Cruise Line Holdings Ltd.	4.1%
SharkNinja, Inc.	4.0%
On Holding A.G.	3.8%
Wynn Resorts Ltd.	3.5%
NVIDIA Corporation	3.4%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Hodges Fund - Retail (HDPMX)

Retail (HDPMX)

Semi-Annual Shareholder Report - September 30, 2024

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HDPMX

Hodges Small Cap Fund

Institutional (HDSIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Cap Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.03%

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Fund amounted to a gain of 5.21% in the past six months, compared to an increase of 5.69% for the Russell 2000 Index. The Small Cap Fund's one-year performance on September 30, 2024, amounted to a gain of 26.64% compared to 26.76% for the Russell 2000 Index during the same period. Although small-cap stocks have now underperformed large-cap stocks for the better part of the past decade, we still consider the current risk/reward for holding quality small-cap stocks attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to generate above-average relative risk-adjusted returns over the long term.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, healthcare, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund had a total of 51 positions on September 30, 2024. The top ten holdings amounted to 35.49% of the Fund's holdings and included Matador Resources (MTDR), Texas Pacific Land Corp (TPL), Eagle Materials Inc (EXP), Taylor Morrison Home Corp (TMHC), SunOpta Inc. (STKL), On Holding Ltd (ONON), Norwegian Cruise Line Holdings (NCLH), Shoe Carnival Inc (SCVL), Halozyme Therapeutics (HALO) and Cleveland-Cliffs Inc (CLF).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Cap Fund
S&P 500® Index
Russell 2000® Total Return Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$35,098
$23,210
$22,020
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Hodges Small Cap Fund	S&P 500® Index	Russell 2000® Total Return Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,341	$9,939	$10,125
Sep-2016	$9,729	$11,472	$11,691
Sep-2017	$10,716	$13,607	$14,115
Sep-2018	$13,262	$16,044	$16,266
Sep-2019	$11,171	$16,727	$14,820
Sep-2020	$10,470	$19,260	$14,878
Sep-2021	$17,971	$25,040	$21,972
Sep-2022	$14,571	$21,165	$16,809
Sep-2023	$17,388	$25,741	$18,310
Sep-2024	$22,020	$35,098	$23,210

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Small Cap Fund	5.21%	26.64%	14.54%	8.21%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 2000® Total Return Index	5.69%	26.76%	9.39%	8.78%

Fund Statistics

Net Assets	$182,501,471
Number of Portfolio Holdings	51
Advisory Fee	$755,154
Portfolio Turnover	30%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.1%
Health Care	3.0%
Real Estate	4.1%
Industrials	6.9%
Consumer Staples	8.6%
Energy	10.4%
Financials	10.8%
Materials	12.1%
Technology	19.2%
Consumer Discretionary	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Matador Resources Company	4.7%
Texas Pacific Land Corporation	4.1%
Eagle Materials, Inc.	4.1%
Taylor Morrison Home Corporation	3.8%
SunOpta, Inc.	3.5%
On Holding A.G.	3.3%
Norwegian Cruise Line Holdings Ltd.	3.1%
Shoe Carnival, Inc.	3.0%
Halozyme Therapeutics, Inc.	3.0%
Cleveland-Cliffs, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Hodges Small Cap Fund

Institutional (HDSIX)

Semi-Annual Shareholder Report - September 30, 2024

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HDSIX

Hodges Small Cap Fund

Retail Class (HDPSX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Cap Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$66	1.28%

How did the Fund perform during the reporting period?

The return for the Hodges Small Cap Fund amounted to a gain of 5.06% in the past six months, compared to an increase of 5.69% for the Russell 2000 Index. The Small Cap Fund's one-year performance on September 30, 2024, amounted to a gain of 26.25% compared to 26.76% for the Russell 2000 Index during the same period. Although small-cap stocks have now underperformed large-cap stocks for the better part of the past decade, we still consider the current risk/reward for holding quality small-cap stocks attractive. While small-cap stocks tend to experience greater volatility during market turmoil, we expect this segment to generate above-average relative risk-adjusted returns over the long term.

The Hodges Small Cap Fund remains well diversified across industrials, transportation, healthcare, technology, and consumer-related names, which we expect to contribute to the Fund's long-term performance. The Fund recently took profits in several stocks that appeared overvalued relative to their underlying fundamentals and established new positions with an attractive risk/reward profile. The Fund had a total of 51 positions on September 30, 2024. The top ten holdings amounted to 35.49% of the Fund's holdings and included Matador Resources (MTDR), Texas Pacific Land Corp (TPL), Eagle Materials Inc (EXP), Taylor Morrison Home Corp (TMHC), SunOpta Inc. (STKL), On Holding Ltd (ONON), Norwegian Cruise Line Holdings (NCLH), Shoe Carnival Inc (SCVL), Halozyme Therapeutics (HALO) and Cleveland-Cliffs Inc (CLF).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Cap Fund
S&P 500® Index
Russell 2000® Total Return Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$35,098
$23,210
$21,432
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Hodges Small Cap Fund	S&P 500® Index	Russell 2000® Total Return Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$9,306	$9,939	$10,125
Sep-2016	$9,666	$11,472	$11,691
Sep-2017	$10,618	$13,607	$14,115
Sep-2018	$13,107	$16,044	$16,266
Sep-2019	$11,012	$16,727	$14,820
Sep-2020	$10,297	$19,260	$14,878
Sep-2021	$17,631	$25,040	$21,972
Sep-2022	$14,263	$21,165	$16,809
Sep-2023	$16,976	$25,741	$18,310
Sep-2024	$21,432	$35,098	$23,210

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Small Cap Fund	5.06%	26.25%	14.25%	7.92%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 2000® Total Return Index	5.69%	26.76%	9.39%	8.78%

Fund Statistics

Net Assets	$182,501,471
Number of Portfolio Holdings	51
Advisory Fee	$755,154
Portfolio Turnover	30%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.1%
Health Care	3.0%
Real Estate	4.1%
Industrials	6.9%
Consumer Staples	8.6%
Energy	10.4%
Financials	10.8%
Materials	12.1%
Technology	19.2%
Consumer Discretionary	24.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Matador Resources Company	4.7%
Texas Pacific Land Corporation	4.1%
Eagle Materials, Inc.	4.1%
Taylor Morrison Home Corporation	3.8%
SunOpta, Inc.	3.5%
On Holding A.G.	3.3%
Norwegian Cruise Line Holdings Ltd.	3.1%
Shoe Carnival, Inc.	3.0%
Halozyme Therapeutics, Inc.	3.0%
Cleveland-Cliffs, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Hodges Small Cap Fund

Retail Class (HDPSX)

Semi-Annual Shareholder Report - September 30, 2024

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HDPSX

Hodges Small Intrinsic Value Fund

Institutional (HSVIX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of July 30, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$19	1.12%

How did the Fund perform during the reporting period?

The Hodges Small Intrinsic Value Fund experienced a loss of -1.54% from July 30, 2024 (inception of the share class) through September 30, 2024 compared to a decrease of -1.51% for its benchmark, the Russell 2000 Value Index. The Russell 2000 index returned -0.30% during the same period. The Fund's recent underperformance relative to the benchmark was impacted by lagging performance among a handful of consumer discretionary and energy stocks that were out of favor in the quarter. The number of positions held in the Fund decreased by one, resulting in 46 holdings at the end of the recent quarter. On September 30, 2024, the top holdings represented 33.51% of the Fund's holdings. They included Eagle Materials Inc (EXP), Shoe Carnival Inc (SCVL), SunOpta (STKL), Banc of California (BANC), Triumph Financial (TFIN), Ethan Allen Interiors Inc (ETD), Taylor Morrison Home Corp (TMHC), Texas Capital Bancshares (TCBI), Halozyme Therapeutics (HALO), and Home Bancshares (HOMB).

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Hodges Small Intrinsic Value Fund
Russell 2000® Value Index
S&P 500® Index
$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
$10,627
$9,849
$9,846
Jul-2024
Sep-2024

	Hodges Small Intrinsic Value Fund	Russell 2000® Value Index	S&P 500® Index
Jul-2024	$10,000	$10,000	$10,000
Sep-2024	$9,846	$9,849	$10,627

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

Since Inception (July 30, 2024)
Hodges Small Intrinsic Value Fund	-1.54%
S&P 500® Index	6.27%
Russell 2000® Value Index	-1.51%

Fund Statistics

Net Assets	$63,577,599
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$214,375
Portfolio Turnover	22%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.2%
Money Market Funds	6.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	2.0%
Health Care	3.0%
Consumer Staples	5.9%
Money Market Funds	6.8%
Energy	7.4%
Materials	8.4%
Technology	9.7%
Industrials	14.4%
Financials	18.6%
Consumer Discretionary	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	6.8%
Eagle Materials, Inc.	4.4%
Shoe Carnival, Inc.	4.0%
SunOpta, Inc.	3.5%
Banc of California, Inc.	3.3%
Triumph Financial, Inc.	3.3%
Ethan Allen Interiors, Inc.	3.2%
Taylor Morrison Home Corporation	3.0%
Texas Capital Bancshares, Inc.	3.0%
Halozyme Therapeutics, Inc.	3.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Hodges Small Intrinsic Value Fund - Institutional (HSVIX)

Institutional (HSVIX)

Semi-Annual Shareholder Report - September 30, 2024

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HSVIX

Hodges Small Intrinsic Value Fund

Retail (HDSVX)

Semi-Annual Shareholder Report - September 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$64	1.29%

How did the Fund perform during the reporting period?

The Hodges Small Intrinsic Value Fund experienced a loss of -1.59% in the six months ending September 30, 2024 compared to an increase of 6.14% for its benchmark, the Russell 2000 Value Index. The Small Intrinsic Value Fund's one year return amounted to 15.92% compared to 25.88% for the Russell 2000 Index during the same period. The Fund's recent underperformance relative to the benchmark was impacted by lagging performance among a handful of consumer discretionary and energy stocks that were out of favor in the quarter. The number of positions held in the Fund decreased by one, resulting in 46 holdings at the end of the recent quarter. On September 30, 2024, the top holdings represented 33.51% of the Fund's holdings. They included Eagle Materials Inc (EXP), Shoe Carnival Inc (SCVL), SunOpta (STKL), Banc of California (BANC), Triumph Financial (TFIN), Ethan Allen Interiors Inc (ETD), Taylor Morrison Home Corp (TMHC), Texas Capital Bancshares (TCBI), Halozyme Therapeutics (HALO), and Home Bancshares (HOMB).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Hodges Small Intrinsic Value Fund
S&P 500® Index
Russell 2000® Value Index
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$0
$35,098
$23,412
$22,042
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023

	Hodges Small Intrinsic Value Fund	S&P 500® Index	Russell 2000® Value Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,523	$9,939	$9,840
Sep-2016	$11,144	$11,472	$11,691
Sep-2017	$13,295	$13,607	$14,093
Sep-2018	$14,272	$16,044	$15,407
Sep-2019	$12,677	$16,727	$14,137
Sep-2020	$11,448	$19,260	$12,033
Sep-2021	$19,052	$25,040	$19,726
Sep-2022	$17,808	$21,165	$16,237
Sep-2023	$20,197	$25,741	$17,510
Sep-2024	$23,412	$35,098	$22,042

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Hodges Small Intrinsic Value Fund	-1.59%	15.92%	13.05%	8.88%
S&P 500® Index	10.42%	36.35%	15.98%	13.38%
Russell 2000® Value Index	6.14%	25.88%	9.29%	8.22%

Fund Statistics

Net Assets	$63,577,599
Number of Portfolio Holdings	46
Advisory Fee (net of waivers)	$214,375
Portfolio Turnover	22%

What did the Fund invest in?

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.2%
Money Market Funds	6.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Real Estate	2.0%
Health Care	3.0%
Consumer Staples	5.9%
Money Market Funds	6.8%
Energy	7.4%
Materials	8.4%
Technology	9.7%
Industrials	14.4%
Financials	18.6%
Consumer Discretionary	23.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	6.8%
Eagle Materials, Inc.	4.4%
Shoe Carnival, Inc.	4.0%
SunOpta, Inc.	3.5%
Banc of California, Inc.	3.3%
Triumph Financial, Inc.	3.3%
Ethan Allen Interiors, Inc.	3.2%
Taylor Morrison Home Corporation	3.0%
Texas Capital Bancshares, Inc.	3.0%
Halozyme Therapeutics, Inc.	3.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2024.

Hodges Small Intrinsic Value Fund - Retail (HDSVX)

Retail (HDSVX)

Semi-Annual Shareholder Report - September 30, 2024

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093024-HDSVX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Hodges Fund

Retail Class (Symbol: HDPMX)

Small Cap Fund

Retail Class (Symbol: HDPSX)

Institutional Class (Symbol: HDSIX)

Small Intrinsic Value Fund

Retail Class (Symbol: HDSVX)

Institutional Class (Symbol: HSVIX)

Blue Chip Equity Income Fund

Retail Class (Symbol: HDPBX)

Semi-Annual Financial Statements | September 30, 2024

Advised by:
Hodges Capital Management
2905 Maple Avenue
Dallas, Texas 75201

https://www.hodgesfunds.com/	1-866-811-0224

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Table of Contents

Schedules of Investments	1

Statements of Assets and Liabilities	14

Statements of Operations	15

Statements of Changes in Net Assets	16

Financial Highlights	20

Notes to Financial Statements	26

Additional Information	36

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2%
	APPAREL & TEXTILE PRODUCTS - 3.8%
135,000	On Holding A.G.(a)	$6,770,250

	BANKING - 2.9%
350,000	Banc of California, Inc.	5,155,500

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.0%
125,000	Ironwood Pharmaceuticals, Inc.(a)	515,000
25,000	Novo Nordisk A/S - ADR	2,976,750
		3,491,750
	COMMERCIAL SUPPORT SERVICES - 2.6%
350,000	GEO Group, Inc. (The)(a)	4,497,500

	CONSTRUCTION MATERIALS - 4.5%
15,000	Eagle Materials, Inc.	4,314,750
20,000	Owens Corning	3,530,400
		7,845,150
	E-COMMERCE DISCRETIONARY - 1.8%
1,150,000	Stitch Fix, Inc., Class A(a)	3,243,000

	ELECTRICAL EQUIPMENT - 3.2%
35,000	Generac Holdings, Inc.(a)	5,560,800

	HOME & OFFICE PRODUCTS - 4.0%
65,000	SharkNinja, Inc.	7,066,150

	INTERNET MEDIA & SERVICES - 8.9%
35,000	Airbnb, Inc., Class A(a)	4,438,350
150,000	Uber Technologies, Inc.(a)	11,274,000
		15,712,350
	LEISURE FACILITIES & SERVICES - 15.3%
225,000	DraftKings, Inc., Class A(a)	8,820,000
350,000	Norwegian Cruise Line Holdings Ltd.(a)	7,178,500
350,000	Portillo’s, Inc.(a)	4,714,500

See accompanying notes to financial statements.

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	LEISURE FACILITIES & SERVICES - 15.3% (Continued)
65,000	Wynn Resorts Ltd.	$6,232,200
		26,945,200
	LEISURE PRODUCTS - 1.2%
200,000	Topgolf Callaway Brands Corporation(a)	2,196,000

	MACHINERY - 0.7%
50,000	Symbotic, Inc.(a)	1,219,500

	METALS & MINING - 7.5%
450,000	Cleveland-Cliffs, Inc.(a)	5,746,500
150,000	Freeport-McMoRan, Inc.	7,488,000
		13,234,500
	OIL & GAS PRODUCERS - 8.7%
25,000	Expand Energy Corporation	2,056,250
200,000	Matador Resources Company	9,884,000
250,000	Permian Resources Corporation	3,402,500
		15,342,750
	REAL ESTATE INVESTMENT TRUSTS - 6.0%
12,000	Texas Pacific Land Corporation	10,616,880

	RETAIL - DISCRETIONARY - 2.6%
250,000	Sleep Number Corporation(a)	4,580,000

	SEMICONDUCTORS - 11.0%
25,000	Coherent Corporation(a)	2,222,750
30,000	Micron Technology, Inc.	3,111,300
50,000	NVIDIA Corporation	6,072,000
50,000	ON Semiconductor Corporation(a)	3,630,500
25,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,341,750
		19,378,300
	SOFTWARE - 4.1%
15,000	CyberArk Software Ltd.(a)	4,374,150
100,000	Evolent Health, Inc., Class A(a)	2,828,000
		7,202,150

See accompanying notes to financial statements.

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 94.2% (Continued)
	TECHNOLOGY HARDWARE - 3.0%
175,000	Hewlett Packard Enterprise Company	$3,580,500
350,000	Powerfleet Inc NJ(a)	1,750,000
		5,330,500
	TRANSPORTATION & LOGISTICS - 0.4%
5,000	Matson, Inc.	713,100

	TOTAL COMMON STOCKS (Cost $105,214,996)	166,101,330

	SHORT-TERM INVESTMENT — 2.8%
	MONEY MARKET FUND - 2.8%
4,909,738	First American Treasury Obligations Fund, Class X, 4.79% (Cost $4,909,738)(b)	4,909,738

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 4.0%
	CALL OPTIONS PURCHASED - 4.0%
500	Alphabet, Inc.	WFC	12/20/2024	$150	$8,359,500	1,061,500
1,000	Amazon.com, Inc.	WFC	11/15/2024	175	18,633,000	1,683,000
450	Boeing Company (The)	WFC	01/17/2025	140	6,841,800	956,250
200	Chubb Ltd.	WFC	02/21/2025	250	5,767,800	886,000
800	Wynn Resorts Ltd.	WFC	10/18/2024	65	7,670,400	2,456,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $7,432,553)					7,042,750

	TOTAL INVESTMENTS - 101.0% (Cost $117,557,287)					$178,053,818
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%					(1,723,134)
	NET ASSETS - 100.0%					$176,330,684

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

LTD	- Limited Company

REIT	- Real Estate Investment Trust

WFC	- Wells Fargo & Co.

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	AEROSPACE & DEFENSE - 1.0%
80,000	Kratos Defense & Security Solutions, Inc.(a)	$1,864,000

	APPAREL & TEXTILE PRODUCTS - 3.3%
120,000	On Holding A.G.(a)	6,018,000

	BANKING - 8.5%
263,200	Banc of California, Inc.	3,876,936
113,351	Hilltop Holdings, Inc.	3,645,368
67,000	Prosperity Bancshares, Inc.	4,828,690
45,000	Texas Capital Bancshares, Inc.(a)	3,215,700
		15,566,694
	BIOTECHNOLOGY& PHARMACEUTICALS - 3.0%
95,000	Halozyme Therapeutics, Inc.(a)	5,437,800

	CONSTRUCTION MATERIALS - 4.1%
26,000	Eagle Materials, Inc.	7,478,900

	CONTAINERS & PACKAGING - 2.7%
165,000	Graphic Packaging Holding Company	4,882,350

	ELECTRICAL EQUIPMENT - 1.0%
100,000	Kimball Electronics, Inc.(a)	1,851,000

	FOOD - 7.0%
45,000	BellRing Brands, Inc.(a)	2,732,400
50,000	Cal-Maine Foods, Inc.	3,742,000
1,000,000	SunOpta, Inc.(a)	6,380,000
		12,854,400
	HOME CONSTRUCTION - 3.8%
100,000	Taylor Morrison Home Corporation(a)	7,026,000

	HOUSEHOLD PRODUCTS - 1.6%
26,500	elf Beauty, Inc.(a)	2,889,295

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSURANCE - 1.4%
17,000	Hanover Insurance Group, Inc. (The)	$2,517,870

	LEISURE FACILITIES & SERVICES - 6.1%
85,000	Cinemark Holdings, Inc.(a)	2,366,400
275,000	Norwegian Cruise Line Holdings Ltd.(a)	5,640,250
17,500	Texas Roadhouse, Inc.	3,090,500
		11,097,150
	LEISURE PRODUCTS - 1.1%
25,000	Brunswick Corporation	2,095,500

	METALS & MINING - 2.8%
400,000	Cleveland-Cliffs, Inc.(a)	5,108,000

	OIL & GAS PRODUCERS - 8.5%
175,000	Matador Resources Company	8,648,500
300,000	Permian Resources Corporation	4,083,000
70,000	SM Energy Company	2,797,900
		15,529,400
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
85,000	Seadrill Ltd.(a)	3,377,900

	REAL ESTATE INVESTMENT TRUSTS - 4.1%
8,500	Texas Pacific Land Corporation	7,520,290

	RETAIL - DISCRETIONARY - 10.4%
70,000	Academy Sports & Outdoors, Inc.	4,085,200
98,600	Ethan Allen Interiors, Inc.	3,144,354
10,000	Group 1 Automotive, Inc.	3,830,400
7,500	RH(a)	2,508,225
125,000	Shoe Carnival, Inc.	5,481,250
		19,049,429
	SEMICONDUCTORS - 3.9%
55,000	Diodes, Inc.(a)	3,524,950

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 3.9% (Continued)
80,000	Tower Semiconductor Ltd.(a)	$3,540,800
		7,065,750
	SOFTWARE - 10.1%
100,000	Alkami Technology, Inc.(a)	3,154,000
40,000	C3.ai, Inc.(a)	969,200
125,000	Clear Secure, Inc.	4,142,500
68,500	Digi International, Inc.(a)	1,885,805
30,000	Pegasystems, Inc.	2,192,700
65,000	Varonis Systems, Inc.(a)	3,672,500
80,000	Zeta Global Holdings Corporation(a)	2,386,400
		18,403,105
	SPECIALTY FINANCE - 0.9%
15,000	FirstCash Holdings, Inc.	1,722,000

	STEEL - 2.5%
13,000	Carpenter Technology Corporation	2,074,540
45,000	Commercial Metals Company	2,473,200
		4,547,740
	TECHNOLOGY HARDWARE - 5.3%
100,000	Aviat Networks, Inc.(a)	2,163,000
38,000	Lumentum Holdings, Inc.(a)	2,408,440
70,000	PAR Technology Corporation(a)	3,645,600
275,000	Powerfleet Inc NJ(a)	1,375,000
		9,592,040
	TRANSPORTATION & LOGISTICS - 2.5%
20,000	Kirby Corporation(a)	2,448,600
130,000	Navigator Holdings Ltd.	2,089,100
		4,537,700
	TRANSPORTATION EQUIPMENT - 2.4%
85,000	Greenbrier Companies, Inc. (The)	4,325,650

	TOTAL COMMON STOCKS (Cost $116,678,996)	182,357,963

See accompanying notes to financial statements.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.1%
	MONEY MARKET FUND - 0.1%
175,922	First American Treasury Obligations Fund, Class X, 4.79% (Cost $175,922)(b)	$175,922

	TOTAL INVESTMENTS - 100.0% (Cost $116,854,918)	$182,533,885
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	(32,414)
	NET ASSETS - 100.0%	$182,501,471

LTD	- Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.1%
	BANKING - 16.5%
141,000	Banc of California, Inc.	$2,076,930
11,000	BancFirst Corporation	1,157,750
45,600	Hilltop Holdings, Inc.	1,466,496
67,200	Home BancShares, Inc.	1,820,448
27,000	Texas Capital Bancshares, Inc.(a)	1,929,420
26,000	Triumph Financial, Inc.(a)	2,068,040
		10,519,084
	BIOTECHNOLOGY & PHARMACEUTICALS - 3.0%
32,900	Halozyme Therapeutics, Inc.(a)	1,883,196

	CONSTRUCTION MATERIALS - 4.4%
9,685	Eagle Materials, Inc.	2,785,890

	E-COMMERCE DISCRETIONARY - 1.2%
265,000	Stitch Fix, Inc., Class A(a)	747,300

	ELECTRICAL EQUIPMENT - 3.7%
21,065	Bel Fuse, Inc., Class B	1,653,813
37,900	Kimball Electronics, Inc.(a)	701,529
		2,355,342
	ENGINEERING & CONSTRUCTION - 0.6%
110,000	Southland Holdings, Inc.(a)	407,000

	FOOD - 5.9%
20,600	Cal-Maine Foods, Inc.	1,541,704
347,000	SunOpta, Inc.(a)	2,213,860
		3,755,564
	HOME CONSTRUCTION - 3.0%
27,500	Taylor Morrison Home Corporation(a)	1,932,150

	INSURANCE - 2.1%
4,305	Hanover Insurance Group, Inc. (The)	637,614
34,350	Tiptree, Inc.	672,229
		1,309,843

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.1% (Continued)
	LEISURE FACILITIES & SERVICES - 2.8%
34,080	Cinemark Holdings, Inc.(a)	$948,787
100,700	Potbelly Corporation(a)	839,838
		1,788,625
	LEISURE PRODUCTS - 2.3%
17,300	Brunswick Corporation	1,450,086

	MACHINERY - 3.0%
39,500	Ichor Holdings Ltd.(a)	1,256,495
65,980	Manitowoc Company, Inc. (The)(a)	634,728
		1,891,223
	METALS & MINING - 2.3%
115,400	Cleveland-Cliffs, Inc.(a)	1,473,658

	OIL & GAS PRODUCERS - 3.9%
9,200	Chord Energy Corporation	1,198,116
8,400	Gulfport Energy Corporation(a)	1,271,340
		2,469,456
	OIL & GAS SERVICES & EQUIPMENT - 3.5%
36,800	Atlas Energy Solutions, Inc.	802,240
64,000	ProPetro Holding Corporation(a)	490,240
13,400	Tidewater, Inc.(a)	961,986
		2,254,466
	REAL ESTATE OWNERS & DEVELOPERS - 2.0%
49,000	Stratus Properties, Inc.(a)	1,273,510

	RETAIL - DISCRETIONARY - 14.4%
26,800	Academy Sports & Outdoors, Inc.	1,564,048
9,000	Builders FirstSource, Inc.(a)	1,744,740
63,700	Ethan Allen Interiors, Inc.	2,031,393
58,000	Shoe Carnival, Inc.	2,543,301
69,000	Sleep Number Corporation(a)	1,264,080
		9,147,562
	SEMICONDUCTORS - 5.4%
14,336	Diodes, Inc.(a)	918,794

See accompanying notes to financial statements.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 93.1% (Continued)
	SEMICONDUCTORS - 5.4% (Continued)
41,820	Photronics, Inc.(a)	$1,035,463
32,790	Tower Semiconductor Ltd.(a)	1,451,286
		3,405,543
	STEEL - 1.7%
20,000	Commercial Metals Company	1,099,200

	TECHNOLOGY HARDWARE - 3.7%
62,330	Aviat Networks, Inc.(a)	1,348,197
37,900	Kornit Digital Ltd.(a)	979,147
		2,327,344
	TECHNOLOGY SERVICES - 0.6%
150,000	Research Solutions, Inc.(a)	409,500

	TRANSPORTATION & LOGISTICS - 2.8%
33,000	Marten Transport Ltd.	584,100
73,600	Navigator Holdings Ltd.	1,182,752
		1,766,852
	TRANSPORTATION EQUIPMENT - 4.3%
19,500	Blue Bird Corporation(a)	935,220
35,200	Greenbrier Companies, Inc. (The)	1,791,328
		2,726,548

	TOTAL COMMON STOCKS (Cost $48,663,274)	59,178,942

	SHORT-TERM INVESTMENT — 6.8%
	MONEY MARKET FUND - 6.8%
4,345,833	First American Treasury Obligations Fund, Class X, 4.79% (Cost $4,345,833)(b)	4,345,833

	TOTAL INVESTMENTS - 99.9% (Cost $53,009,107)	$63,524,775
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	52,824
	NET ASSETS - 100.0%	$63,577,599

LTD	- Limited Company

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8%
	BANKING - 9.2%
30,000	Bank of America Corporation	$1,190,400
5,000	JPMorgan Chase & Company	1,054,300
25,000	Wells Fargo & Company	1,412,250
		3,656,950
	BEVERAGES - 3.0%
7,000	PepsiCo, Inc.	1,190,350

	BIOTECHNOLOGY & PHARMACEUTICALS - 5.9%
6,000	AbbVie, Inc.	1,184,880
10,000	Merck & Company, Inc.	1,135,600
		2,320,480
	E-COMMERCE DISCRETIONARY - 3.8%
8,000	Amazon.com, Inc.(a)	1,490,640

	ELECTRIC UTILITIES - 3.0%
10,000	Vistra Corporation	1,185,400

	INSTITUTIONAL FINANCIAL SERVICES - 7.7%
3,000	Goldman Sachs Group, Inc. (The)	1,485,330
15,000	Morgan Stanley	1,563,600
		3,048,930
	INSURANCE - 2.9%
2,500	Berkshire Hathaway, Inc., Class B(a)	1,150,650

	MACHINERY - 6.4%
4,500	Caterpillar, Inc.	1,760,040
7,000	Stanley Black & Decker, Inc.	770,910
		2,530,950
	OIL & GAS PRODUCERS - 7.3%
13,000	Exxon Mobil Corporation	1,523,860
15,000	ONEOK, Inc.	1,366,950
		2,890,810

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
10,000	Schlumberger N.V.	$419,500

	RETAIL - CONSUMER STAPLES - 7.2%
750	Costco Wholesale Corporation	664,890
27,000	Walmart, Inc.	2,180,250
		2,845,140
	SEMICONDUCTORS - 15.6%
10,000	Broadcom, Inc.	1,725,000
22,500	NVIDIA Corporation	2,732,400
10,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,736,700
		6,194,100
	SOFTWARE - 5.4%
5,000	Microsoft Corporation	2,151,500

	TECHNOLOGY HARDWARE - 7.1%
12,000	Apple, Inc.	2,796,000

	TECHNOLOGY SERVICES - 3.4%
6,000	International Business Machines Corporation	1,326,480

	TOBACCO & CANNABIS - 3.1%
10,000	Philip Morris International, Inc.	1,214,000

	TRANSPORTATION & LOGISTICS - 6.7%
5,500	Union Pacific Corporation	1,355,640
10,000	United Parcel Service, Inc., B	1,363,400
		2,719,040

	TOTAL COMMON STOCKS (Cost $23,007,959)	39,130,920

See accompanying notes to financial statements.

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
513,978	First American Treasury Obligations Fund, Class X, 4.79% (Cost $513,978)(b)	$513,978

	TOTAL INVESTMENTS - 100.1% (Cost $23,521,937)	$39,644,898
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(23,712)
	NET ASSETS - 100.0%	$39,621,186

ADR	- American Depositary Receipt

LTD	- Limited Company

NV	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2024.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2024

			Small Intrinsic	Blue Chip Equity
	Hodges Fund	Small Cap Fund	Value Fund	Income Fund
ASSETS:
Investments in securities, at cost	$117,557,287	$116,854,918	$53,009,107	$23,521,937
Investments in securities, at value	178,053,818	182,533,885	63,524,775	39,644,898
Receivable for fund shares sold	3,235	24,285	35,553	5,000
Dividends and interest receivable	129,643	97,210	40,380	31,679
Receivable for securities sold	495,861	—	288,120	—
Other assets	47,134	97,454	13,267	22,479
Total Assets	178,729,691	182,752,834	63,902,095	39,704,056

LIABILITIES:
Payable for fund shares redeemed	22,067	39,431	68,528	8,005
Payable for securities purchased	2,236,119	—	200,739	—
Accrued advisory fee	105,934	159,039	25,489	18,241
Payable to related parties	—	2,517	1,506	11,177
Distribution (12b-1) fees payable	34,642	28,243	12,708	7,863
Other accrued expenses	245	22,133	15,526	37,584
Total Liabilities	2,399,007	251,363	324,496	82,870
NET ASSETS	$176,330,684	$182,501,471	$63,577,599	$39,621,186

COMPONENTS OF NET ASSETS
Paid in capital	$102,533,915	$86,578,087	$51,425,189	$18,595,942
Total distributable earnings	73,796,769	95,923,384	12,152,410	21,025,244
NET ASSETS	$176,330,684	$182,501,471	$63,577,599	$39,621,186

NET ASSET VALUE PER SHARE
RETAIL CLASS SHARES
Net assets	$176,330,684	$140,266,679	$63,085,273	$39,621,186
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	2,618,267	6,032,148	3,184,562	1,556,309
Net asset value, offering and redemption price per share	$67.35	$23.25	$19.81	$25.46
INSISTUTIONAL CLASS SHARES
Net assets	$—	$42,234,792	$492,326	$—
Shares of Beneficial Interest Outstanding ($0.01 par value, unlimited authorized shares)	—	1,688,169	24,839	—
Net asset value, offering and redemption price per share	$—	$25.02	$19.82	$—

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2024

			Small Intrinsic	Blue Chip Equity
	Hodges Fund	Small Cap Fund	Value Fund	Income Fund
INVESTMENT INCOME:
Dividends and interest net of $2,313, $-, $-, and $2,711 foreign withholding tax, respectively	$805,257	$1,003,452	$464,355	$339,671
Total investment income	805,257	1,003,452	464,355	339,671

EXPENSES:
Investment advisory fees	736,269	755,154	260,322	124,390
Distribution (12b-1) fees:
Retail Class	216,550	171,796	76,366	47,842
Shareholder Servicing fees	16,530	28,376	16,290	9,962
Administration fees	12,736	22,259	14,506	9,907
Transfer agent fees	11,957	18,772	10,801	11,821
Registration fees	6,698	13,795	11,120	3,782
Accounting fees	10,808	17,341	6,513	3,383
Shareholder reports	2,568	4,523	2,193	3,825
Legal fees	11,537	12,362	11,816	11,874
Audit and tax fees	10,222	10,222	9,223	9,231
Trustee fees and expenses	9,784	9,782	9,836	9,787
Custody fees	4,253	7,417	3,728	8,546
Professional fees	7,823	7,750	4,642	3,960
Other expenses	78	3,208	2,237	1,135
Total expenses	1,057,813	1,082,757	439,593	259,445
Expenses waived	(35,904)	—	(45,947)	(7,621)
Net expenses	1,021,909	1,082,757	393,646	251,824
NET INVESTMENT INCOME/(LOSS)	(216,652)	(79,305)	70,709	87,847

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain/(loss) from:
Investments	10,746,435	15,713,644	892,451	4,608,598
Net realized gain	10,746,435	15,713,644	892,451	4,608,598

Net change in unrealized depreciation on investments	(12,909,294)	(7,038,251)	(1,883,009)	(281,810)

Net realized and unrealized gain/(loss) on investments	(2,162,859)	8,675,393	(990,558)	4,326,788

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,379,511)	$8,596,088	$(919,849)	$4,414,635

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Hodges Fund
	Six Months Ended	Year Ended
	September 30, 2024	March 31,
	(Unaudited)	2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$186,511,499	$150,935,481

OPERATIONS
Net investment loss	(216,652)	(1,023,241)
Net realized gain from investments	10,746,435	5,354,445
Net change in unrealized appreciation/(depreciation) on investments	(12,909,294)	42,839,828
Net increase/(decrease) in net assets resulting from operations	(2,379,511)	47,171,032

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	—	(1,229,355)
Total distributions to shareholders	—	(1,229,355)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	1,516,186	9,585,251
Reinvestment of distributions - Retail Class	—	1,193,387
Redemption of shares - Retail Class*	(9,317,490)	(21,144,297)

Net decrease from capital share transactions	(7,801,304)	(10,365,659)

Total increase/(decrease) in net assets	(10,180,815)	35,576,018

NET ASSETS - END OF YEAR/PERIOD	$176,330,684	$186,511,499

SHARE ACTIVITY
Retail Class:
Sold	23,360	165,916
Issued on reinvestment of distributions	—	20,508
Redeemed	(145,411)	(384,056)
Net decrease	(122,051)	(197,632)

*	Net of redemption fees of $26 and $7,192, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Fund
	Six Months Ended	Year Ended
	September 30, 2024	March 31,
	(Unaudited)	2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$187,943,561	$177,544,856

OPERATIONS
Net investment loss	(79,305)	(843,249)
Net realized gain from investments	15,713,644	18,633,049
Net change in unrealized appreciation/(depreciation) on investments	(7,038,251)	16,655,533
Net increase in net assets resulting from operations	8,596,088	34,445,333

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	—	(6,568,359)
Institutional Class	—	(1,770,930)
Total distributions to shareholders	—	(8,339,289)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	1,373,862	3,594,547
Sale of shares - Institutional Shares	1,878,067	6,978,959
Reinvestment of distributions - Retail Class	—	6,466,865
Reinvestment of distributions - Institutional Class	—	1,722,703
Redemption of shares - Retail Class*	(13,629,124)	(23,671,458)
Redemption of shares - Institutional Class^	(3,660,983)	(10,798,955)

Net decrease from capital share transactions	(14,038,178)	(15,707,339)

Total increase/(decrease) in net assets	(5,442,090)	10,398,705

NET ASSETS - END OF YEAR/PERIOD	$182,501,471	$187,943,561

SHARE ACTIVITY
Retail Class:
Sold	62,976	181,529
Issued on reinvestment of distributions	—	349,560
Redeemed	(628,537)	(1,213,486)
Net decrease	(565,561)	(682,397)

Institutional Class:
Sold	80,668	331,447
Issued on reinvestment of distributions	—	86,742
Redeemed	(157,689)	(516,473)
Net decrease	(77,021)	(98,284)

*	Net of redemption fees of $142 and $5,885, respectively.

^	Net of redemption fees of $41 and $1,623, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Intrinsic Value Fund
	Six Months Ended	Year Ended
	September 30, 2024	March 31,
	(Unaudited)#	2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$63,088,775	$38,374,072

OPERATIONS
Net investment income/(loss)	70,709	(94,684)
Net realized gain from investments	892,451	906,338
Net change in unrealized appreciation/(depreciation) on investments	(1,883,009)	8,455,776
Net increase/(decrease) in net assets resulting from operations	(919,849)	9,267,430

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	—	(26,803)
Total distributions to shareholders	—	(26,803)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	6,137,467	21,179,948
Sale of shares - Institutional Shares	500,004	—
Reinvestment of distributions - Retail Class	—	26,546
Redemption of shares - Retail Class*	(5,228,798)	(5,732,418)

Net increase from capital share transactions	1,408,673	15,474,076

Total increase in net assets	488,824	24,714,703

NET ASSETS - END OF YEAR/PERIOD	$63,577,599	$63,088,775

SHARE ACTIVITY
Retail Class:
Sold	321,847	1,164,839
Issued on reinvestment of distributions	—	1,520
Redeemed	(271,902)	(317,209)
Net increase	49,945	849,150

Institutional Class:
Sold	24,839
Issued on reinvestment of distributions	—
Redeemed	—
Net decrease	24,839

#	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

*	Net of redemption fees of $1878 and $4,782, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Blue Chip Equity Income Fund
	Six Months Ended	Year Ended
	September 30, 2024	March 31,
	(Unaudited)	2024
NET ASSETS - BEGINNING OF YEAR/PERIOD	$41,341,369	$27,929,273

OPERATIONS
Net investment income	87,847	256,359
Net realized gain from investments	4,608,598	1,108,590
Net change in unrealized appreciation/(depreciation) on investments	(281,810)	7,230,017
Net increase in net assets resulting from operations	4,414,635	8,594,966

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class	(109,766)	(257,271)
Total distributions to shareholders	(109,766)	(257,271)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Retail Shares	1,851,805	10,239,945
Reinvestment of distributions - Retail Class	104,266	246,346
Redemption of shares - Retail Class*	(7,981,123)	(5,411,890)

Net increase/(decrease) from capital share transactions	(6,025,052)	5,074,401

Total increase/(decrease) in net assets	(1,720,183)	13,412,096

NET ASSETS - END OF YEAR/PERIOD	$39,621,186	$41,341,369

SHARE ACTIVITY
Retail Class:
Sold	79,387	526,091
Issued on reinvestment of distributions	4,214	12,089
Redeemed	(343,396)	(272,598)
Net increase/(decrease)	(259,795)	265,582

*	Net of redemption fees of $55 and $22, respectively.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period

	Hodges Fund - Retail Shares
	For the
	Six Months Ended
	September 30, 2024		For the years ended March 31,
	(Unaudited)[1]		2024		2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$68.06		$51.37		$58.91	$57.39	$20.36	$37.76
Investment operations:
Net investment loss[1]	(0.08)		(0.36)		(0.14)	(0.46)	(0.31)	(0.19)
Net realized and unrealized gain/(loss) on investments	(0.63)		17.49		(7.17)	1.98	37.34	(17.21)
Total from investment operations	(0.71)		17.13		(7.31)	1.52	37.03	(17.40)
Distributions to shareholders:
From net realized gain on investments	—		(0.44)		(0.23)	—	—	—
Total distributions to shareholders	—		(0.44)		(0.23)	—	—	—
Paid in capital from redemption fees[2]	0.00		0.00		0.00	0.00	0.00	0.00
Net Asset Value - End of Year/Period	$67.35		$68.06		$51.37	$58.91	$57.39	$20.36
Total return	-1.06	% [3,5]	33.50	% [3]	(12.44)%	2.70%	181.74%	(46.05)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.22	% [6]	1.32%		1.37%	1.35%	1.40%	1.37%
After fees waived and expenses absorbed[4]	1.18	% [6]	1.18%		1.18%	1.17%	1.16%	1.18%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.29	)% [6]	(0.78)%		(0.48)%	(0.93)%	(1.03)%	(0.75)%
After fees waived and expenses absorbed[4]	(0.25	)% [6]	(0.64)%		(0.29)%	(0.76)%	(0.79)%	(0.56)%
Portfolio turnover rate	41	% [5]	103%		74%	96%	220%	107%
Net Assets at end of year/period (millions)	$176.3		$186.5		$150.9	$186.4	$210.7	$73.9

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.15% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.18% of the Retail Class’ daily net assets. See Note 3.

5	Not annualized.

6	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period

	Small Cap Fund - Retail Shares
	For the
	Six Months Ended
	September 30, 2024		For the years ended March 31,
	(Unaudited)[1]		2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$22.13		$19.15	$21.35	$25.28	$10.10	$18.13
Investment operations:
Net investment loss[1]	(0.02)		(0.11)	(0.01)	(0.15)	(0.13)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.14		4.09	(1.01)	0.56	15.31	(6.58)
Total from investment operations	1.12		3.98	(1.02)	0.41	15.18	(6.65)
Distributions to shareholders:
From net realized gain on investments	—		(1.00)	(1.18)	(4.34)	—	(1.38)
Total distributions to shareholders	—		(1.00)	(1.18)	(4.34)	—	(1.38)
Paid in capital from redemption fees[2]	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value - End of Year/Period	$23.25		$22.13	$19.15	$21.35	$25.28	$10.10
Total return	5.06	% [4]	21.80%	(4.68)%	1.12%	150.30%	(39.59)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.28	% [5]	1.36%	1.40%	1.38%	1.40%	1.33%
After fees waived and expenses absorbed[3]	1.28	% [5]	1.36%	1.40%	1.36%	1.35%	1.33%
Ratios of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.15	)% [5]	(0.54)%	(0.04)%	(0.62)%	(0.83)%	(0.43)%
After fees waived and expenses absorbed[3]	(0.15	)% [5]	(0.54)%	(0.04)%	(0.60)%	(0.78)%	(0.43)%
Portfolio turnover rate	30	% [4]	62%	69%	67%	124%	81%
Net Assets at end of year/period (millions)	$140.3		$146.0	$139.4	$161.1	$183.2	$91.5

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.37% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.40% of the Retail Class’ daily net assets. See Note 3.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period

	Small Cap Fund - Institutional Shares
	For the
	Six Months Ended
	September 30, 2024		For the years ended March 31,
	(Unaudited)[1]		2024		2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$23.77		$20.45		$22.66	$26.51	$10.56	$18.85
Investment operations:
Net investment income/(loss)[1]	0.01		(0.06)		0.05	(0.09)	(0.09)	(0.03)
Net realized and unrealized gain/(loss) on investments	1.24		4.38		(1.08)	0.58	16.04	(6.88)
Total from investment operations	1.25		4.32		(1.03)	0.49	15.95	(6.91)
Distributions to shareholders:
From net realized gain on investments	—		(1.00)		(1.18)	(4.34)	—	(1.38)
Total distributions to shareholders	—		(1.00)		(1.18)	(4.34)	—	(1.38)
Paid in capital from redemption fees[2]	0.00		0.00		0.00	0.00	0.00	0.00
Net Asset Value - End of Year/Period	$25.02		$23.77		$20.45	$22.66	$26.51	$10.56
Total return	5.21	% [3,5]	22.08	% [3]	(4.40)%	1.34%	151.14%	(39.46)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.03	% [6]	1.11%		1.15%	1.12%	1.15%	1.09%
After fees waived and expenses absorbed[4]	1.03	% [6]	1.11%		1.15%	1.11%	1.10%	1.09%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	0.10	% [6]	(0.29)%		0.22%	(0.36)%	(0.58)%	(0.18)%
After fees waived and expenses absorbed[4]	0.11	% [6]	(0.29)%		0.22%	(0.35)%	(0.53)%	(0.18)%
Portfolio turnover rate	30	% [5]	62%		69%	67%	124%	81%
Net Assets at end of year/period (millions)	$42.2		$42.0		$38.1	$46.8	$53.8	$32.2

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Effective September 1, 2020, the Advisor contractually agreed to limit the Retail Class shares’ annual ratio of expenses to 1.12% of the Retail Class’ daily net assets. Effective September 1, 2021, the annual ratio of expenses returned to 1.15% of the Retail Class’ daily net assets. See Note 3.

5	Not annualized.

6	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period

	Small Intrinsic Value Fund - Retail Shares
	For the
	Six Months Ended
	September 30, 2024		For the years ended March 31,
	(Unaudited)[1]		2024	2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$20.13		$16.79	$18.37	$17.34	$6.84	$11.13
Investment operations:
Net investment income/(loss)[1]	0.02		(0.04)	0.13	0.02	(0.06)	(0.01)
Net realized and unrealized gain/(loss) on investments	(0.34)		3.40	(1.24)	2.15	10.56	(4.28)
Total from investment operations	(0.32)		3.36	(1.11)	2.17	10.50	(4.29)
Distributions to shareholders:
From net investment income	—		(0.01)	(0.11)	(0.01)	—	(0.00	) [2]
From net realized gain on investments	—		(0.01)	(0.36)	(1.13)	—	—
Total distributions to shareholders	—		(0.02)	(0.47)	(1.14)	—	(0.00	) [2]
Paid in capital from redemption fees[2]	0.00		0.00	0.00	0.00	0.00	0.00
Net Asset Value - End of Year/Period	$19.81		$20.13	$16.79	$18.37	$17.34	$6.84
Total return	-1.59	% [3]	19.97%	(5.92)%	12.56%	153.51%	(38.53)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.44	% [4]	1.62%	1.78%	2.05%	2.48%	2.43%
After fees waived and expenses absorbed	1.29	% [4]	1.29%	1.29%	1.29%	1.29%	1.29%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed	0.08	% [4]	(0.54)%	0.24%	(0.67)%	(1.73)%	(1.21)%
After fees waived and expenses absorbed	0.23	% [4]	(0.21)%	0.73%	0.09%	(0.54)%	(0.07)%
Portfolio turnover rate	22	% [3]	44%	56%	62%	136%	115%
Net Assets at end of year/period (millions)	$63.1		$63.1	$38.4	$17.6	$16.2	$4.0

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Not annualized.

4	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Period

Small Intrinsic Value Fund -
Institutional Shares

For the
Period Ended
September 30, 2024
(Unaudited)[1]
Net Asset Value - Beginning of Period	$20.13
Investment operations:
Net investment income[2]	0.03
Net realized and unrealized gain (loss) on investments	(0.34)
Total from investment operations	(0.31)
Distributions to shareholders:
From net investment income	—
From net realized gain on investments	—
Total distributions to shareholders	—
Paid in capital from redemption fees[3]	0.00
Net Asset Value - End of Period	$19.82
Total return[4]	-1.54%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed[5]	1.21%
After fees waived and expenses absorbed[5]	1.00%
Ratios of net investment income/(loss) to average net assets:
Before fees waived and expenses absorbed[5]	0.72%
After fees waived and expenses absorbed[5]	0.93%
Portfolio turnover rate[4]	22%
Net Assets at end of period (000’s omitted)	$492

(1)	The Small Intrinsic Value Fund Institutional Class commenced investment operations on July 30, 2024.

(2)	Calculated using the average shares method.

(3)	Represents less than $0.005.

(4)	Not annualized.

(5)	Annualized.

See accompanying notes to financial statements.

HODGES MUTUAL FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Oustanding Throughout Each Year/Period

	Blue Chip Equity Income Fund - Retail Shares
	For the
	Six Months Ended
	September 30, 2024		For the years ended March 31,
	(Unaudited)[1]		2024		2023	2022	2021	2020
Net Asset Value - Beginning of Year/Period	$22.76		$18.01		$20.66	$19.50	$13.11	$15.83
Investment operations:
Net investment income[1]	0.05		0.14		0.15	0.12	0.13	0.15
Net realized and unrealized gain/(loss) on investments	2.72		4.75		(1.28)	3.32	7.22	(1.56)
Total from investment operations	2.77		4.89		(1.13)	3.44	7.35	(1.41)
Distributions to shareholders:
From net investment income	(0.07)		(0.14)		(0.15)	(0.12)	(0.12)	(0.15)
From net realized gain on investments	—		—		(1.37)	(2.16)	(0.84)	(1.16)
Total distributions to shareholders	(0.07)		(0.14)		(1.52)	(2.28)	(0.96)	(1.31)
Paid in capital from redemption fees[2]	0.00		0.00		0.00	0.00	0.00	0.00
Net Asset Value - End of Year/Period	$25.46		$22.76		$18.01	$20.66	$19.50	$13.11
Total return	12.13	% [3,4]	27.26	% [3]	(4.96)%	17.59%	56.53%	(10.66)%
Ratios/Supplemental Data:
Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	1.36	% [5]	1.42%		1.54%	1.49%	1.64%	1.47%
After fees waived and expenses absorbed	1.32	% [5]	1.30%		1.30%	1.30%	1.30%	1.30%
Ratios of net investment income to average net assets:
Before fees waived and expenses absorbed	0.42	% [5]	0.61%		0.58%	0.39%	0.37%	0.73%
After fees waived and expenses absorbed	0.46	% [5]	0.73%		0.82%	0.58%	0.71%	0.90%
Portfolio turnover rate	31	% [4]	48%		53%	79%	67%	51%
Net Assets at end of year/period (millions)	$39.6		$41.3		$27.9	$30.1	$26.1	$18.8

1	Calculated using the average shares method.

2	Represents less than $0.005.

3	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

4	Not annualized.

5	Annualized.

See accompanying notes to financial statements.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)
September 30, 2024

1.	ORGANIZATION

Effective September 25, 2023, the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund (each a “Fund” and collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as open-end management investment companies. Prior to September 25, 2023, each Fund was a series of Professionally Managed Portfolios (the “Predecessor Funds”). The Hodges Fund commenced operations on October 9, 1992. The Hodges Fund currently offers a Retail Class of shares only. The Small Cap Fund commenced operations on December 18, 2007. The Small Cap Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 18, 2007 and the Institutional Class commenced operations on December 12, 2008. The Small Intrinsic Value Fund commenced operations on December 26, 2013. The Small Intrinsic Value Fund currently offers two classes of shares: Retail Class and Institutional Class. The Retail Class commenced operations on December 26, 2013 and the Institutional Class commenced operations on July 30, 2024. The Blue Chip Equity Income Fund commenced operations on September 10, 2009 and offers a Retail Class of shares only.

Each class of shares has equal rights as to earnings and assets except that each class bears its own distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Hodges Fund, Small Cap Fund, and Small Intrinsic Value Fund is long-term capital appreciation. The investment objective of the Blue Chip Equity Income Fund is to seek income and long-term capital appreciation.

The Predecessor Funds were reorganized on September 25, 2023, from a series of Professionally Managed Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust II (the “Survivor Funds”), also a Delaware statutory trust. As a series of Northern Lights Fund Trust II, the Funds are a continuation of the identically-named predecessor fund managed by Hodges Capital Management, Inc. (the “Advisor”) that was a series of Professionally Managed Portfolios. The Funds and the Predecessor Funds have the same investment objective, principal investment strategies and portfolio manager. On the date of the reorganization, shareholders who owned shares of the predecessor funds received shares and net assets of the corresponding survivor fund as follows.

	Share Class	Net Assets	Shares Received
Hodges Fund	Retail	$153,222,030	2,866,298
Small Cap Fund	Retail	129,886,052	6,819,707
Small Cap Fund	Institutional	35,890,447	1,762,300
Small Intrinsic Value Fund	Retail	41,442,184	2,454,959
Blue Chip Equity Income Fund	Retail	36,725,694	1,937,822

For financial reporting purposes, assets received, and shares issued by the Funds were recorded at fair value; however, the cost basis of the investments received from the Predecessor Funds was carried forward to align ongoing reporting of each Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Funds have succeeded to the accounting and performance history of the Predecessor Funds. For financial reporting purposes, the Predecessor Funds’ financial and performance history prior to the reorganization is carried forward and reflected in the Funds’ financial statements and financial highlights. Fees and expenses associated with the reorganization were borne by Hodges Capital Management, Inc. and are not subject to recoupment.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for each Fund’s assets measured at fair value:

Hodges Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$166,101,330	$—	$—	$166,101,330
Short-Term Investment	$4,909,738	—	—	4,909,738
Options	—	7,042,750	—	7,042,750
Total	$171,011,068	$7,042,750	$—	$178,053,818

Small Cap Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$182,357,963	$—	$—	$182,357,963
Short-Term Investment	175,922	—	—	175,922
Total	$182,533,885	$—	$—	$182,533,885

Small Intrinsic Value Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$59,178,942	$—	$—	$59,178,942
Short-Term Investment	4,345,833	—	—	4,345,833
Total	$63,524,775	$—	$—	$63,524,775

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

Blue Chip Equity Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$39,130,920	$—	$—	$39,130,920
Short-Term Investment	513,978	—	—	513,978
Total	$39,644,898	$—	$—	$39,644,898

*	See each Fund’s Schedule of Investments for classification.

The were no transfers into or out of Level 2 or Level 3 during the period.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Hodges Fund, Small Cap Fund and Small Intrinsic Value Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Blue Chip Equity Income Fund. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for March 31, 2021 – March 31, 2023, or expected to be taken in the Funds’ March 31, 2024 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

Option Transactions – When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The following is a summary of the effect of derivative instruments on the Hodges Fund’s Statement of Assets and Liabilities as of September 30, 2024.

Hodges Fund
	Asset Derivatives as of September 30,		Liability Derivatives as of
	2024		September 30, 2024
Derivative Instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts:
Call Options Purchased	Investments in securities, at value	$7,042,750	None	$—
Total		$7,042,750		$—

The following is a summary of the effect of derivative instruments on the Hodges Fund’s Statement of Operations for the six months ended September 30, 2024.

Hodges Fund
	Location of Gain	Realized Gain/(Loss)
	(Loss) on Derivatives	on Derivatives	Change in Unrealized
	Recognized in	Recognized in	Depreciation on Derivatives
Derivative Instruments	Income	Income	Recognized in Income
Equity Contracts:
Call Options Purchased	Net Realized and Unrealized Gain/(Loss) on Investments	$7,337,293	$(6,166,705)

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

The notional value and contracts of the derivative instruments outstanding as of September 30, 2024 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Hodges Fund.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.85% for the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and 0.65% for the Blue Chip Equity Income Fund, based upon the average daily net assets of each Fund. Effective as of September 1, 2020, the Advisor contractually agreed to lower its management fee in the Hodges Fund and Small Cap Fund from 0.85% to 0.82% until August 31, 2022 (the “Management Fee Waiver”). The Advisor has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to the advisory fee waiver agreement. Effective September 1, 2022, the Management Fee Waiver was terminated. For the six months ended September 30, 2024, the advisory fees incurred by the Funds are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to reduce its fees and pay Fund expenses (excluding taxes, interest expenses, interest on short positions, portfolio transaction expenses, Acquired Fund Fees and Expenses, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class specific expenses) so that the ratio of expenses to average net assets will not exceed:

Hodges Fund	0.93%[1]
Small Cap Fund	1.15%[1]
Small Intrinsic Value Fund	1.03%[2]
Blue Chip Equity Income Fund	1.05%

[1]	Prior to the termination of the Management Fee Waiver, these amounts were 0.90% and 1.12% for the Hodges Fund and Small Cap Fund, respectively.

[2]	Effective July 29, 2024, the Management Fee Waiver is 0.98% and 1.03% for Institutional Shares and Retail Shares, respectively. Prior to July 29, 2024, the Management Fee Waiver was 1.04% for Retail Shares.

Any fees waived and/or any Fund expenses absorbed (excluding any fees waived under the Management Fee Waiver) by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the respective Fund to the Advisor, if so requested by the Advisor, any time before the end of the third year following the period to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the respective Fund’s current operating expenses for such period does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is also contingent upon Board’s review and approval. For the six months ended September 30, 2024, the amount of fees waived and expenses reimbursed by the Advisor are disclosed in the Statements of Operations. Amounts due from the Advisor are paid monthly to the Funds, if applicable.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

The Advisor may recapture portions of the above amounts no later than the dates stated below:

	March 31, 2025	March 31, 2026	March 31, 2027
Hodges Fund	$378,323	$285,080	$228,346
Small Cap Fund	—	—	—
Small Intrinsic Value Fund	128,404	120,325	151,086
Blue Chip Equity Income Fund	54,986	65,638	41,331

For the six months ended September 30, 2024, First Dallas Securities, an affiliate of the Advisor, received 39,637, $16,746, $4,822, and $3,283 in brokerage commissions with respect to the Hodges Fund, Small Cap Fund, Small Intrinsic Value Fund, and Blue Chip Equity Income Fund for portfolio transactions, respectively.

Effective September 25, 2023, Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to September 25, 2023, Quasar Distributors, LLC was the Funds’

distributor. The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Retail Class shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, each Fund is permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Retail Class shares. Fees paid by the Funds to the Distributor for services for the six months ended September 30, 2024, are disclosed in the Statements of Operations.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Hodges Fund	$66,569,128	$68,387,202
Small Cap Fund	53,518,588	68,067,089
Small Intrinsic Value Fund	13,809,017	13,083,766
Blue Chip Equity Income Fund	11,810,255	17,638,434

There were no purchases or sales of U.S. Government obligations for any of the Funds for the six months ended September 30, 2024.

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

5.	NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended March 31, 2024 and March 31, 2023 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
3/31/2024	Income	Capital Gains	Capital	Total
Hodges Fund	$—	$1,229,355	$—	$1,229,355
Small Cap Fund	—	8,339,289	—	8,339,289
Small Intrinsic Value Fund	—	26,803	—	26,803
Blue Chip Equity Income Fund	257,271	—	—	257,271

For fiscal year ended	Ordinary	Long-Term	Return of
3/31/2023	Income	Capital Gains	Capital	Total
Hodges Fund	$685,796	$—	$—	$685,796
Small Cap Fund	—	10,589,894	—	10,589,894
Small Intrinsic Value Fund	458,488	508,617	—	967,105
Blue Chip Equity Income Fund	401,923	1,816,609	—	2,218,532

As of March 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Hodges Fund	$43,887	$3,993,017	$—	$—	$(148,510)	$72,287,886	$76,176,280
Small Cap Fund	—	15,845,074	(154,897)	—	—	71,637,119	87,327,296
Small Intrinsic Value Fund	—	790,795	(17,193)	—	—	12,298,657	13,072,259
Blue Chip Equity Income Fund	16,524	316,516	—	—	—	16,387,335	16,720,375

The difference between book basis and tax basis undistributed net investment income/(losses), accumulated net realized gains/(losses), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Hodges Fund	$—
Small Cap Fund	154,897
Small Intrinsic Value Fund	17,193
Blue Chip Equity Income Fund	—

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

At March 31, 2024, the Funds utilized capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carry Forward
Fund	Short-Term	Long-Term	Total	Utilized
Hodges Fund	$—	$—	$—	$—
Small Cap Fund	—	—	—	—
Small Intrinsic Value Fund	—	—	—	—
Blue Chip Equity Income Fund	—	—	—	780,021

During the fiscal year ended March 31, 2024, the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax treatment of net operating losses and the use of tax equalization credits resulted in reclassifications for the tax year ended March 31, 2024, as follows:

	Paid In	Accumulated
	Capital	Earnings/(Losses)
Hodges Fund	$191,130	$(191,130)
Small Cap Fund	1,643,116	(1,643,116)
Small Intrinsic Value Fund	(48,159)	48,159
Blue Chip Equity Income Fund	12,053	(12,053)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2024, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Hodges Fund	$118,675,226	$64,082,960	$(4,704,368)	$59,378,592
Small Cap Fund	117,935,017	67,343,339	(2,744,471)	64,598,868
Small Intrinsic Value Fund	53,109,127	12,369,940	(1,954,292)	10,415,648
Blue Chip Equity Income Fund	23,539,373	16,124,867	(19,342)	16,105,525

Hodges Mutual Funds
Notes to Financial Statements (Unaudited)(Continued)
September 30, 2024

7.	CREDIT FACILITY

Prior to September 22, 2023, U.S. Bank N.A. is the Funds’ custodian and made available to the Funds credit facilities pursuant to separate Loan and Security Agreements for temporary or extraordinary purposes. Credit facility activity for the period ended September 22, 2023, was as follows:

	Hodges	Small Cap	Small Intrinsic	Blue Chip Equity
	Fund	Fund	Value Fund	Income Fund
Maximum available credit	$20,000,000	$30,000,000	$1,000,000	$2,000,000
Largest amount outstanding on an individual day	—	—	—	—
Average balance when in use	—	—	—	—
Average interest rate when in use	—	—	—	—

Interest expense for the six months ended September 30, 2024, is disclosed in the Statements of Operations, if applicable.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Hodges Mutual Funds

Information About Proxy Voting (Unaudited)

A description of the polices and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

Information About Portfolio Holdings (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N -PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling (866) 811-0224.

Information About Householding (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (866) 811-0224. We will begin sending you individual copies thirty days after receiving your request. This policy does not apply to account statements.

Information About The Funds’ Trustees (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (866) 811-0224. Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ web site at www.hodgesfunds.com.

Semi-Annual Financial Statements | September 30, 2024

Fund	Retail Class Shares	Institutional Class Shares
Hodges Fund
Ticker Symbol	HDPMX	N/A
CUSIP	664925104	N/A
Small Cap Fund
Ticker Symbol	HDPSX	HDSIX
CUSIP	664925203	664925302
Small Intrinsic Value Fund
Ticker Symbol	HDSVX	HSVIX
CUSIP	664925500	664925609
Blue Chip Equity Income Fund
Ticker Symbol	HDPBX	N/A
CUSIP	664925401	N/A

HODGES MUTUAL FUNDS
www.hodgesfunds.com | (866) 811-0224

INVESTMENT ADVISOR
Hodges Capital Management, Inc.
2905 Maple Avenue, Dallas, Texas 75201 | (888) 878-4426 | www.hodgescapital.com

CUSTODIAN
U.S Bank N.A.
1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212

TRANSFER AGENT, FUND ACCOUNTANT, AND FUND ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DISTRIBUTOR
Northern Lights Distributors, LLC
17605 Wright Street, Omaha, Nebraska 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Tait, Weller, & Baker LLP
50 South 16th Street, Suite 2900, Philadelphia, Pennsylvania 19102

LEGAL COUNSEL
Alston & Bird LLP
950 F Street NW, Washington DC 20004

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/6/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	12/6/24

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	12/6/24